Notes Payable	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Notes Payable

(5)	Notes Payable

Convertible Promissory Notes

On December 2, 2004, the Company entered into agreements to borrow an aggregate principal amount of $1,420,000 and to issue to the investors secured convertible notes and common stock purchase warrants. The Company’s convertible promissory notes payable consist of the following at June 30, 2013 and December 31, 2012:

	June 30, 2013 (unaudited)	December 31, 2012

Convertible promissory note, $93,097 (1/4 of previous outstanding notes) issued December 2, 2004, due November 30, 2009, 8% interest rate	$—	$93,097

Convertible promissory note, $50,000, issued December 2, 2004, due on November 30, 2009, 8% annual interest rate	17,325	17,325

Convertible promissory note, $50,000, issued December 2, 2004, due on November 30, 2009, 8% interest rate	15,241	15,241

	32,566	125,663
Less: current maturities	(32,566)	(125,663)
	$—	$—

At June 30, 2013, there were 0 warrants outstanding and exercisable associated with the 2004 debt. These warrants were valued at $0.

Background of Secured Financings of BlastGard and Conversion into Common Stock

Alpha Capital Anstalt, a secured debt holder which first loaned us money in December 2004, loaned us $160,000 in February 2011, an additional $300,000 in March 2011, an additional $300,000 in June 2011 and an additional $500,000 in November 2011 pursuant to secured convertible promissory notes. At December 31, 2012, the Company owed $1,210,000 in principal (exclusive of accrued interest of $206,314.71) to Alpha Capital Anstalt after reduction of principal of approximately $50,000 which was converted into Common Stock in 2012.

As of March 21, 2013, the Company had outstanding $1,267,707.07 in principal debt, including accrued interest thereon owed to Alpha Capital Anstalt, pursuant to secured promissory notes (collectively the “Company Debt”). Pursuant to an amendment and consent, all of the debt owed to Alpha Capital, which was previously past due and were the subject of security agreements, guarantee and other transaction documents, to the extent outstanding, have had their maturity date extended through June 14, 2013 and their conversion price lowered from $0.010 per share to $0.009 per share.

On April 4, 2013, Alpha Capital Anstalt, closed on an agreement dated March 21, 2013 (the “Purchase and Exchange Agreement”) with 8464081 Canada Inc. (the “Purchaser”) to sell to the Purchaser and its assignees the Company’s Debt in the principal amount, including accrued interest thereon, of $1,267,770.07 (which excludes $182,000 of the principal due on this note that was maintained by Alpha Capital) owned by it plus warrants to purchase 104,333,335 shares (exercisable at $0.01 per share). The agreements required that within three (3) months of March 21, 2013, that the Purchaser shall convert all the notes acquired by it at the current conversion price of $0.009 per share. Alpha Capital Anstalt (the “Seller”) has also committed to convert the $182,000 of principal retained by it into shares of the Company’s Common Stock at the same conversion price. Also, the agreement required the Purchaser to offer to purchase the other December 2004 Debt for a purchase price equal to the total amount of principal and interest due on each note with a 10% premium.

On April 23, 2013, the aforementioned secured note holders converted their debt in the principal amount of approximately $1.451 million including accrued interest thereon into 161,269,410 shares of common stock at a conversion price of $.009 per share. Of the 161,269,410 shares, 132,426,499 shares were issued to 8464081 Canada Inc., 20,222,222 shares were issued to Alpha Capital Anstalt and 8,620,689 shares were issued to Laurentian Bank Securities ITF Robocheyne Consulting Ltd. Exemption from registration is claimed under Section 3(a)(9) of the Securities Act of 1933, as amended.

At December 31, 2012, the Company had outstanding other secured indebtedness borrowed in December 2004 in the amount of $125,663. At June 30, 2013, this other secured indebtedness was reduced to $32,566 as a result of the conversion of principal and accrued interest into 12,218,269 shares of Common Stock at a conversion price of $.009 per share. As part of Alpha Capital Anstalt’s agreement with 8464081 Canada, 8464081 Canada is reportedly in the process of purchasing this other secured indebtedness which approximates $45,000, including accrued interest thereon, and, upon the completion of said purchase, such indebtedness will be converted into Common Stock at $.009 per share.

Our outstanding secured debt has mandatory redemption provisions. A large portion of the secured debt provides that in the event (i) the Company is prohibited from issuing Conversion Shares, (ii) upon the occurrence of any other Event of Default (as defined in the Transaction Documents), that continues beyond any applicable cure period, (iii) a Change in Control (as defined below) occurs, or (iv) upon the liquidation, dissolution or winding up of the Company or any Subsidiary, then at the Secured Debt Holder’s election, the Company must pay to the Secured Debt Holder not later than ten (10) days after request by such Secured Debt Holder, a sum of money determined by multiplying up to the outstanding principal amount of the Note designated by the Secured Debt Holder, at the Secured Debt Holder’s election, the greater of (i) 120%, or (ii) a fraction the numerator of which is the highest closing price of the Common Stock for the thirty days preceding the date demand is made by Secured Debt Holder and the denominator of which is the lowest applicable conversion price during such thirty (30) day period, plus accrued but unpaid interest and any other amounts due under the Transaction Documents ("Mandatory Redemption Payment"). The Mandatory Redemption Payment must be received by the Secured Debt Holder on the same date as the Conversion Shares otherwise deliverable or within ten (10) days after request, whichever is sooner ("Mandatory Redemption Payment Date"). Upon receipt of the Mandatory Redemption Payment, the corresponding Note principal, interest and other amounts will be deemed paid and no longer outstanding. The Secured Debt Holder may rescind the election to receive a Mandatory Redemption Payment at any time until such payment is actually received. Liquidated damages calculated that have been paid or accrued for the ten day period prior to the actual receipt of the Mandatory Redemption Payment by such Secured Debt Holder shall be credited against the Mandatory Redemption Payment provided the balance of the Mandatory Redemption Payment is timely paid. “Change in Control” is defined as (i) the Company becoming a Subsidiary of another entity (other than a corporation formed by the Company for purposes of reincorporation in another U.S. jurisdiction), (ii) the sale, lease or transfer of substantially all the assets of the Company or any Subsidiary, (iii) a majority of the members of the Company’s board of directors as of the Closing Date no longer serving as directors of the Company, except as a result of natural causes or as a result of hiring additional outside directors in order to meet appropriate stock exchange requirements, or (iv) Michael Gordon, the Chief Executive Officer of the Company is no longer serving as Chief Executive Officer unless prior written consent of the Secured Debt Holder had been obtained by the Company. The foregoing notwithstanding, the Secured Debt Holder may demand and receive from the Company the amount stated above or any other greater amount which the Secured Debt Holder is entitled to receive or demand pursuant to the Transaction Documents.

In connection with the aforementioned loan transactions, we also issued to Alpha Capital Anstalt warrants to purchase 104,333,335 shares of the Company’s Common Stock, which warrants are currently exercisable at an exercise price of $.01 per share, which exercise price is subject to adjustment pursuant to the provisions of the warrant. In the event a fundamental transaction occurs as defined in the warrants, which includes without limitation any person or group acquiring 50% of the aggregate Common Stock of the Company, then the holder of the warrants may have the right to have the warrants redeemed at a price equal to the Black-Scholes value of said warrants. These warrants were sold by Alpha Capital to 8464081 Canada.

Also, pursuant to the Purchase and Exchange Agreement by and among Alpha Capital Amstalt (the “Seller”), 8464081 Canada (the “Purchaser”) and the Company, the parties agreed to the following:

•         Purchaser has the right to nominate and appoint to the Board at least 50% of the Board members;

•         Purchaser has a right of first refusal to participate in future financings up to its pro rata share of Common Stock of the Company.

•         Purchaser undertakes to provide the Company with sufficient capital to allow the Company to conduct its business and remain a going concern until December 31, 2013, subject to further agreements between the Company and Purchaser. All such funding will be provided through equity transactions and will not be funded via debt.

This transaction resulted in the Purchaser, namely, 8464081 Canada Inc., acquiring control of the Company through its acquisition of Warrants to purchase 104,333,335 shares of Common Stock exercisable at $.01 per share and its acquisition of secured debt in the principal amount of $1,267,770.07, which together with accrued interest thereon, was convertible at $.009 per share. The Purchaser paid Seller approximately $1.82 million to acquire control of the Company, including giving Seller a promissory note in the amount of $400,000, which note is due on August 31, 2013. The Purchaser and Seller also entered into a Pledge Agreement with respect to a portion of the securities of the Company that were the subject of the change of control.

Conversion of Accrued Expenses.

On March 8, 2011, BlastGard’s Board of Directors ratified, adopted and approved that James F. Gordon’s accrued salary of $160,000 (20 months at $8,000 per month covering May-December 2009, January-October 2010 and January-February 2011); Michael J. Gordon’s accrued salary of $160,000 (20 months at $8,000 per month covering May-December 2009, January-October 2010 and January-February 2011); and Morse & Morse, PLLC’s accrued legal bill of $67,025.30 be converted into a Convertible Non-Interest Bearing Demand Note, convertible into Common Shares of BlastGard at $.05 per share at the noteholder(s) discretion. On May 3, 2011, BlastGard’s Board of Directors ratified, adopted and approved $100,000 in additional compensation to Michael J. Gordon as CEO, of which $50,000 be converted into a Convertible Non-Interest Bearing Demand Note, convertible into Common Shares of BlastGard at $.05 per share at the noteholder(s) discretion and $50,000 issued in Common Stock at $.05 per share.

The 2011 convertible promissory notes consisted of the following at June 30, 2013 and December 31, 2012:

	June 30, 2013 (unaudited)	December 31, 2012

Convertible promissory note, $160,000, issued February 3, 2011, due on August 31, 2011, 10% annual interest rate	$—	$110,000

Convertible promissory note, $300,000, issued March 3, 2011, due on March 3, 2012, 10% interest rate	—	300,000

Convertible promissory note, $300,000, issued June 17, 2011, due on June 17, 2012, 10% interest rate	—	300,000

Convertible promissory note, $500,000, issued November 10, 2011, due on February 10, 2013 10% interest, net of unamortized discount of $0 and $22,380, respectively	—	477,620

Convertible promissory note, $210,000, issued January 31, 2011, due on September 30, 2011, 6% interest rate	210,000	210,000

Convertible promissory note, $160,000, issued January 31, 2011, due on January 31, 2012, 6% interest rate	160,000	160,000

Convertible promissory note, $67,025, issued January 31, 2011, due on September 30, 2011, 6% interest rate	67,025	67,025
	437,025	1,624,645
Less: current maturities	(437,025)	(1,624,645)
	$—	$—

	June 30, 2013 (unaudited)	December 31, 2012

Line of credit from Regions Bank, $100,000, interest only at 8% annually, due on demand	$77,464	$81,574

Line of credit from Fifth Third Bank, $450,000, interest only at 6.2% annually, due on demand	426,944	428,716

Revolving credit card facility with Wells Fargo Bank, $150,000, interest only at 7.5% annually, due on demand	145,866	146,796

Three credit card accounts with major financial institutions varying monthly minimum payments including interest, due on demand	51,128	54,991

	701,402	712,257
Less: current maturities	(701,402)	(712,257)
	$—	$—